SHORTTERM CONVERTIBLE DEBT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Auctus Tranche Two [Member]
Convertible notes payable	$ 400,000	$ 400,000
Auctus Prepayment Penalty [Member]
Convertible notes payable	350,000	0
Auctus Tranche 1 [Member]
Convertible notes payable	0	700,000
Total Convertible Notes Payable
Convertible notes payable	720,000	951,000	$ 586,000
Auctus
Convertible notes payable	0	113,000	0
Shenghou
Convertible notes payable		0	513,000
Eagle
Convertible notes payable		0	26,000
Adar
Convertible notes payable			85,000
Debt Discount and Issuance Costs to be Amortized
Convertible notes payable	$ (30,000)	$ (262,000)	$ 9,000